Supplement to the
Fidelity® Strategic Dividend & Income® Fund
Class A, Class T, Class C and Class I
January 28, 2017
Prospectus

Joanna Bewick no longer serves as lead portfolio manager of the fund.

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Adam Kramer (co-lead portfolio manager) has managed the fund since August 2007.

Ford O’Neil (co-lead portfolio manager) has managed the fund since June 2012.

Samuel Wald (co-manager) has managed the fund since December 2003.

Scott Offen (co-manager) has managed the fund since July 2006.

Ramona Persaud (co-manager) has managed the fund since April 2017.

Brian Chang (co-manager) has managed the fund since September 2017.

It is expected that Mr. Offen will retire effective as of December 31, 2017. At that time, Ms. Persaud will assume co-manager responsibilities for Mr. Offen’s portion of the fund.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Adam Kramer is co-lead portfolio manager of the fund, which he has managed since August 2007. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Kramer has worked as a research analyst, a portfolio assistant, and a portfolio manager.

Ford O'Neil is co-lead portfolio manager of the fund, which he has managed since June 2012. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

The co-lead portfolio managers have primary responsibility for the day-to-day oversight of the fund, including the coordination and implementation of the fund's asset allocation strategy, and monitoring the performance and holdings with respect to the four general investment categories in which the fund invests. The co-managers named below manage the fund's investments within its designated disciplines.

Brian Chang is co-manager of the fund, which he has managed since September 2017. Since joining Fidelity Investments in 2007, Mr. Chang has worked as a research analyst and portfolio manager.

Scott Offen is co-manager of the fund, which he has managed since July 2006. He also manages other funds. Since joining Fidelity Investments in 1985, Mr. Offen has worked as a research analyst and portfolio manager.

Ramona Persaud is co-manager of the fund, which she has managed since April 2017. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Persaud has worked as a research analyst and portfolio manager.

Samuel Wald is co-manager of the fund, which he has managed since December 2003. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Wald has worked as a research analyst and portfolio manager.

It is expected that Mr. Offen will retire effective as of December 31, 2017. At that time, Ms. Persaud will assume co-manager responsibilities for Mr. Offen’s portion of the fund.

Effective August 21, 2017, the following information replaces similar information found in the “Fund Services” section under the “Fund Distribution” heading.

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Effective August 1, 2017, the following information replaces similar information found in the “Fund Services” section under the “Fund Distribution” heading.

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

The following information supplements similar information found in the “Fund Services” section under the “Fund Distribution” heading.

10. Purchased for a mutual fund only brokerage platform that charges a platform entrance fee and where the distributor has agreed with the broker to participate in such platform.

Effective August 1, 2017, the following information replaces similar information found in the “Fund Services” section under the “Fund Distribution” heading.

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

ASDI-17-05 1.805077.131	September 8, 2017

Supplement to the
Fidelity® Strategic Dividend & Income® Fund
January 28, 2017
Prospectus

Joanna Bewick no longer serves as lead portfolio manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Adam Kramer (co-lead portfolio manager) has managed the fund since August 2007.

Ford O’Neil (co-lead portfolio manager) has managed the fund since June 2012.

Samuel Wald (co-manager) has managed the fund since December 2003.

Scott Offen (co-manager) has managed the fund since July 2006.

Ramona Persaud (co-manager) has managed the fund since April 2017.

Brian Chang (co-manager) has managed the fund since September 2017.

It is expected that Mr. Offen will retire effective as of December 31, 2017. At that time, Ms. Persaud will assume co-manager responsibilities for Mr. Offen’s portion of the fund.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Adam Kramer is co-lead portfolio manager of the fund, which he has managed since August 2007. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Kramer has worked as a research analyst, a portfolio assistant, and a portfolio manager.

Ford O’Neil is co-lead portfolio manager of the fund, which he has managed since June 2012. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O’Neil has worked as a research analyst and portfolio manager.

The co-lead portfolio managers have primary responsibility for the day-to-day oversight of the fund, including the coordination and implementation of the fund’s asset allocation strategy, and monitoring the performance and holdings with respect to the four general investment categories in which the fund invests. The co-managers named below manage the fund’s investments within its designated disciplines.

Brian Chang is co-manager of the fund, which he has managed since September 2017. Since joining Fidelity Investments in 2007, Mr. Chang has worked as a research analyst and portfolio manager.

Scott Offen is co-manager of the fund, which he has managed since July 2006. He also manages other funds. Since joining Fidelity Investments in 1985, Mr. Offen has worked as a research analyst and portfolio manager.

Ramona Persaud is co-manager of the fund, which she has managed since April 2017. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Persaud has worked as a research analyst and portfolio manager.

Samuel Wald is co-manager of the fund, which he has managed since December 2003. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Wald has worked as a research analyst and portfolio manager.

It is expected that Mr. Offen will retire effective as of December 31, 2017. At that time, Ms. Persaud will assume co-manager responsibilities for Mr. Offen’s portion of the fund.

SDI-17-02 1.791404.121	September 8, 2017